Events occurring after the reporting period	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Events occurring after the reporting period	15. Events occurring after the reporting period The Company evaluated subsequent events for recognition or disclosure through August 10, 2021 and did not identify material subsequent events.